Acquisitions and Divestitures - Additional investment in Recipe Unlimited Corporation (Details) - Recipe $ / shares in Units, $ in Millions, $ in Millions				12 Months Ended
	Dec. 28, 2022 USD ($)	Dec. 28, 2022 CAD ($)	Oct. 28, 2022 USD ($) shares	Dec. 31, 2021	Oct. 28, 2022 CAD ($) $ / shares shares
Acquisitions and Divestitures
Number of MVS shares retained by Cara Holdings Limited | shares			9,398,729		9,398,729
Cash purchase price per share | $ / shares					$ 20.73
Purchase consideration			$ 342.3		$ 465.9
Cash transferred			242.5		330.0
Liabilities assumed in business acquisition			99.8		$ 135.9
Loss on net changes in net capitalization related to business acquisition			66.1
Decrease in non-controlling interests due to changes in net capitalization			$ 276.2
Equity ownership percentage			75.70%	38.50%
Equity ownership percentage including investment in AVLNs			84.00%
Cash consideration received upon redemption of certain equity held by the company in connection with the closing of the transaction	$ 73.6	$ 100.0